Summary of warrants activity reclassified equity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Warrants
Warrants outstanding, beginning of year	668,138
Weighted average exercise price, beginning of year	$ 2.35
Warrants outstanding, beginning of year, value	$ 1,563
Warrants either issued or assumed as part of the acquisition of Aeterna		747,948
Weighted average exercise price, Warrants either issued or assumed as part of the acquisition of Aeterna		$ 13.32
Warrants either issued or assumed as part of the acquisition of Aeterna, value		$ 4,424
Warrants, exercised	(17,709)	(66,561)
Weighted average exercise price, exercised	$ 0.01	$ 0.01
Warrants outstanding, exercised, value	$ (54)	$ (405)
Warrants, expired	(67,339)	(13,249)
Weighted average exercise price,expired	$ 58.90	$ 165.00
Warrants outstanding, expired, value
Change in fair value of warrants
Weighted average exercise price, Change in fair value of warrants
Change in fair value of warrants, value	$ (385)	$ (2,456)
Warrants outstanding, ending of year	583,090	668,138
Weighted average exercise price, ending of year	$ 1.93	$ 2.35
Warrants outstanding, ending of year, value	$ 1,124	$ 1,563